Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 632,387	$ 26,794
Prepaid expenses	695,350	0
Total Current Assets	1,327,737	26,794
Deferred offering costs	0	138,999
Marketable securities held in Trust Account	345,012,580	0
TOTAL ASSETS	346,340,317	165,793
Current Liabilities
Accounts payable and accrued expenses	115,461	1,935
Promissory note – related party	0	150,000
Total Current Liabilities	115,461	151,935
Deferred underwriting payable	12,075,000	0
Total Liabilities	12,190,461	151,935
Commitments
Class A common stock subject to possible redemption 32,914,985 shares at redemption value	329,149,850	0
Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0
Additional paid-in capital	5,155,043	24,137
Accumulated deficit	(156,059)	(11,142)
Total Stockholders’ Equity	5,000,006	13,858
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	346,340,317	165,793
Class A Common Stock
Stockholders’ Equity
Common stock value	159	0
Class B Common Stock
Stockholders’ Equity
Common stock value	$ 863	$ 863